ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2018
Accounts Payable And Accrued Liabilities
NOTE 8 - ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities as of December 31, 2018, 2017 and 2016, consisted of the following:

In Thousands of US Dollars
Description	2018	2017	2016
Accounts payable	$808	$2,017	$1,142
Accrued liabilities:
Payroll related liabilities	216	213	212
Other accrued liabilities	50	-	14
Total accounts payable and accrued liabilities	$1,074	$2,230	$1,368